DEFERRED REVENUE	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE
12. DEFERRED REVENUE

	As of December 31,
	2019	2020
	RMB	RMB
Deferred merchandise revenue	129,224	40,645
Deferred membership program revenue	42,438	—
Deferred marketplace revenue	9,800	9,113
Deferred other revenue	366	1,193

	181,828	50,951

The revenue recognized in the years ended December 31, 2018, 2019 and 2020 that was included in deferred revenue as of the beginning of each respective period were RMB 323,551, RMB 546,975 and RMB 181,828, respectively.